S000036207 [Member] Investment Strategy - S000036207 [Member]	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its investment objective by allocating the Fund’s assets among different asset managers that use multiple investment styles and strategies across different markets. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management of a portion of the Fund’s assets, or sleeve of the Fund. The Investment Manager and the Subadvisers employ a variety of investment strategies, techniques and practices that are designed to seek positive returns, with a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, which can be measured from market peak to peak or from market trough to trough.
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are AlphaSimplex Group, LLC (AlphaSimplex), Crabel Capital Management, LLC (Crabel), Manulife Investment Management (US) LLC (Manulife) and TCW Investment Management Company LLC (TCW). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
The Subadvisers’ investment strategies and techniques may involve seeking exposure to capital markets; seeking to exploit disparities or inefficiencies in markets, geographical areas and companies; seeking to take advantage of security mispricings or anticipated price movements; and/or seeking to benefit from cyclical themes and relationships. Such strategies are subject to risks that are relatively unrelated to the broad equity and fixed income markets.
The Fund may employ both long (an ordinary purchase) and short (described below) positions in equity securities (including common stock, preferred stock and convertible securities), fixed-income securities (including sovereign and quasi-sovereign debt obligations, corporate bonds, notes and debentures), derivative instruments (including futures, forwards, swaps and commodity-linked investments) and exchange-traded funds (ETFs). The Fund may take a short position or sell a security held in the portfolio if the Fund believes that there is deterioration (or expected deterioration) in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons. The Fund may also take short positions in derivative instruments. A sleeve may at any time have either a net long exposure or a net short exposure to markets, and neither the sleeves nor the Fund’s portfolio as a whole will be managed to maintain any fixed net long or net short market exposure. To close out a short position, the Fund buys back the same security or other asset in the market or allows the position to expire. If the price of the security or other asset falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money.
The Fund may invest in early-stage companies and initial public offerings (IPOs). The Fund may invest in companies of any market capitalization and may invest without limitation in foreign securities or instruments and currencies, including investments in emerging market instruments. The Fund may invest in fixed income securities of any maturity (and does not seek to maintain a particular dollar-weighted average maturity) and of any credit quality, including investments that are rated below investment-grade (commonly referred to as “high yield securities” or “junk bonds”) or, if unrated, deemed by the Investment Manager or applicable Subadviser, as the case may be, to be of comparable quality. The Fund may also engage in repurchase agreements and reverse repurchase agreements. The Fund may invest in private placements.
It is anticipated that the Fund will make substantial use of derivatives, including both exchange-traded and over-the-counter (OTC) instruments. The Fund may invest in forward contracts (including forward foreign currency contracts and forward interest rate agreements), futures (including commodity-linked, currency, equity, index, interest rate, and other bond futures), options (including index options and options on currencies, equities, and interest rates), structured investments (including commodity-linked structured notes), swaps (including equity swaps, swaps on commodity, equity and fixed income/bond futures, and credit default, cross-currency, interest rate and total return swaps) and options on swaps (commonly known as “swaptions”). The Fund may use these derivatives in an effort to implement the Fund’s strategy, to produce incremental earnings and enhance total return, to hedge existing positions, to increase market or credit exposure (including using derivatives as a substitute for the purchase or sale of the underlying security or other asset), to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities, and/or to change the Fund’s effective duration. One or more of the strategies used by the Fund and the Subsidiaries (as defined below) may result in leveraged exposure in general and to one or more specific asset classes.
The Fund may invest in securities and instruments, including derivatives, indirectly through two offshore, wholly-owned subsidiaries organized under the laws of the Cayman Islands (together the Subsidiaries, each a Subsidiary), managed by Columbia Management and subadvised by AlphaSimplex and Crabel, respectively. The Subsidiaries have substantially the same investment objective as the Fund and their investments are consistent with the Fund’s investment restrictions applied on a “look through” basis. The Subsidiaries invest mainly in futures and/or swaps, including, but not limited to, commodity-related futures, swaps and swaps on commodity futures, but they may also make any other investments the Fund may make, including investments intended to serve as margin or collateral for the Subsidiaries’ derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal income tax laws), the Subsidiaries may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiaries will comply on a consolidated basis with asset coverage or segregation requirements. AlphaSimplex and Crabel are expected to invest no more than 25% of the total assets of their respective sleeves in the Subsidiaries that they subadvise, and the Fund, in the aggregate, will not invest more than 25% of its total assets in the Subsidiaries.
The Fund expects to hold a significant amount of cash, U.S. Treasury securities, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments or mortgage-backed securities, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.
The Subsidiaries’ commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. In addition to its investments in commodity-linked derivative instruments, the Fund may, through investments in the Subsidiaries, invest directly in physical commodities, including but not limited to, gold, silver, platinum and palladium.
Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities or instruments, which may increase brokerage and other transaction costs and have adverse tax consequences.